Income Taxes - Movement in net deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset, beginning of year	$ 820,048	$ 678,495
Recovery (expense) for the year in net earnings	22,425	138,656
Recovery (expense) for the year in other comprehensive income	1,490	435
Effect of movements in exchange rates	4,741	2,462
Net deferred tax asset, end of year	$ 848,704	$ 820,048